ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

10.         ACQUIRED INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31,
	2017	2018
Trademark	—	1,367
Student base	—	3,632

Total costs	—	4,999
Less: accumulated amortization	—	(508)

Intangible assets, net	—	4,491

Amortization expenses for acquired intangible assets for the years ended December 31, 2016, 2017 and 2018 were nil,  nil and $529, respectively. As of December 31, 2018, the estimated amortization expenses related to intangible assets for next five years is expected to be $1,133,  $1,133,  $1,133,  $714 and $208 respectively, and $170 thereafter.